Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (810,188)	$ (3,000,861)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	90,529	1,170,796
Depreciation and amortization	62,371	42,421
Amortization of debt discount	7,407	435,956
Change in fair value of derivative liabilities		(317,080)
Loss on settlement of debt		528,794
Prepayment and Default penalty		122,020
Changes in operating assets and liabilities:
Accounts receivable	(910,284)	(784,128)
Prepaid and other current assets	(6,977)	(130,278)
Due from related party	47,832
Accounts payable	49,794	(31,917)
Other current liabilities	34,224	(129,121)
Net cash used in operating activities	(1,435,292)	(2,093,398)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net	(1,564,132)	(60,000)
Purchase of property and equipment	(47,223)	(68,844)
Payment of loan receivable - related party	(1,000)	(24,220)
Collection of amounts due from related parties	100	200
Net cash used in investing activities	(1,612,255)	(152,864)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable		400,000
Repayments of loans payable	(232,018)	(321,609)
Repayment of loans payable - related parties		(60,787)
Proceeds from common stock issued	1,100,000	3,586,250
Proceed from issuance of common stock purchase option	500,000
Repayment of convertible notes		(250,000)
Net cash provided by financing activities	1,367,982	3,353,854
Effect of exchange rate changes on cash	(9,311)	(11,438)
Net change in cash	(1,688,876)	1,096,154
Cash, beginning of period	3,334,813	753,316
Cash, end of period	1,645,937	1,849,470
Supplemental cash flow information
Cash paid for interest	3,333	117,198
Cash paid for taxes
Non-cash transactions:
Common stock issued for asset acquisition	325,000
Cmmon stock issued and to be issued for acquisition of suobsidiaries	1,550,000
Common stock issued for conversion of debt		422,295
Resolution of derivative liabilities		708,611
Related party debt forgiveness		807,103
Common stock issued for settlement of debt		2,056,530
Preferred stock issued for conversion of common stock		$ 21